Net Interest Income - Summary of Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of interest income operating [Abstract]
Financial assets at FVTPL	₩ 192,094		₩ 106,698	₩ 45,803
Financial assets at FVTOCI	999,407	$ 774,134	632,615	381,814
Financial assets at amortized cost
Interest on due from banks	543,789		244,331	46,600
Interest on loans	18,042,706		13,109,022	9,065,074
Interest of other receivables	81,045		46,637	30,538
Sub-total (Loans and other financial assets at amortized cost)	18,667,540		13,399,990	9,142,212
Securities at amortized cost	782,513		515,246	324,920
Sub-total	19,450,053	15,065,881	13,915,236	9,467,132
Interest income	₩ 20,641,554	$ 15,988,810	₩ 14,654,549	₩ 9,894,749